Janus Investment Fund

Janus Henderson Enterprise Fund

Janus Henderson Triton Fund

Janus Henderson Venture Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 24, 2019

to Currently Effective Prospectuses

Sales of the Funds to new investors have generally been discontinued, with certain exceptions that are detailed in the Closed Fund Policies section of the Funds’ prospectuses. The Closed Fund Policies for the Funds will be amended to expand the list of investors eligible to invest in the Funds.

As a result of the above changes, effective on or about June 28, 2019, the prospectuses for the Funds are amended as follows:

1.

Under “Closed Fund Policies – Janus Henderson Enterprise Fund” in the Shareholder’s Guide section or Shareholder’s Manual section of the Fund’s prospectuses, as applicable, the following information replaces the corresponding information in its entirety:

The Fund has limited sales of its shares because Janus Capital and the Trustees believe continued sales are not in the best interests of the Fund. Sales to new investors have generally been discontinued; however, investors who meet certain criteria described below may be able to purchase shares of the Fund. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you may not be able to make additional investments in the Fund unless you meet one of the specified criteria. The Fund may resume sales of its shares at some future date, but it has no present intention to do so.

Investors who meet the following criteria may be able to invest in the Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts (and, for shareholders of Class D Shares, by opening new Fund accounts) and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) registered investment advisers (“RIAs”) may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) it is expected that existing or new participants in employer-sponsored retirement plans, including employees of JHG and any of its subsidiaries covered under the JHG retirement plan, that currently offer the Fund as an investment option, may direct contributions to the Fund through their plan, regardless of whether the participant invested in such Fund prior to its closing; (v) Janus Capital encourages its employees to own shares of the Janus Henderson funds, and as such, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus Henderson funds and directors of JHG may also open new accounts in the closed Fund; (vi) Janus Capital “fund of funds,” which is a fund that primarily invests in other Janus Henderson mutual funds, may invest in the Fund; (vii) certain non-Janus Capital “fund of funds” that have an agreement with Janus Capital; (viii) sponsors of certain wrap programs, including RIAs for fee-based business, may continue to invest in the Fund on behalf of existing shareholders and new investors, including those investing through Janus Henderson proprietary model strategies; (ix) current Janus Henderson clients invested in the Janus Henderson Mid-Cap Growth strategy who seek to change investment vehicles; and (x) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment option. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offer the Fund as an investment option, and any company that, as a result of such transaction, becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. In addition, new accounts were permitted in the Fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan offered the Fund prior to its closure, or where the retirement plan was negotiating with Janus Capital (and/or certain recognized intermediary distributors) to add the closed Fund at the time Fund closure was announced. Requests for new accounts into a closed Fund will be reviewed by management and may be permitted on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

2.

Under “Closed Fund Policies – Janus Henderson Triton Fund” in the Shareholder’s Guide section or Shareholder’s Manual section of the Fund’s prospectuses, as applicable, the following information replaces the corresponding information in its entirety:

The Fund has limited sales of its shares at this time because Janus Capital and the Trustees believe continued unlimited sales are not in the best interests of the Fund. Sales to new investors have generally been discontinued; however, investors who meet certain criteria described below may be able to purchase shares of the Fund. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you may not be able to make additional investments in the Fund unless you meet one of the specified criteria. The Fund may resume unlimited sales of its shares at some future date, but it has no present intention to do so.

Investors who meet the following criteria may be able to invest in the Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts (and, for shareholders of Class D Shares, by opening new Fund accounts) and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) registered investment advisers (“RIAs”) may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) employer-sponsored retirement plans that are offered through existing retirement platforms, as well as employees of JHG and any of its subsidiaries covered under the JHG retirement plan; (v) Janus Capital encourages its employees to own shares of the Janus Henderson funds, and as such, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus Henderson funds and directors of JHG may also open new accounts in the closed Fund; (vi) Janus Capital “fund of funds,” which is a fund that primarily invests in other Janus Henderson mutual funds, may invest in the Fund; (vii) certain non-Janus Capital “fund of funds” that have an agreement with Janus Capital; (viii) sponsors of wrap or model allocation programs, including RIAs, with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of existing shareholders and new investors investing through Janus Henderson proprietary model strategies; (ix) current Janus Henderson clients invested in the Janus Henderson Small-Mid Cap Growth strategy who seek to change investment vehicles; and (x) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment, and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offer the Fund as an investment option, and any company that, as a result of such transaction, becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan or wrap program. In the case of fund mergers, existing shareholders of predecessor funds may be treated as existing shareholders of a surviving closed Fund in applying closed fund policies. In addition, new accounts may be permitted in the Fund where Janus Capital committed in writing, prior to the Fund’s closing, to make the Fund available for certain institutional investors. Requests for new accounts into a closed Fund will be reviewed by management and may be permitted on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

2

3.

Under “Closed Fund Policies – Janus Henderson Venture Fund” in the Shareholder’s Guide section or Shareholder’s Manual section of the Fund’s prospectuses, as applicable, the following information replaces the corresponding information in its entirety:

The Fund has limited sales of its shares at this time because Janus Capital and the Trustees believe continued unlimited sales are not in the best interests of the Fund. Sales to new investors have generally been discontinued; however, investors who meet certain criteria described below may be able to purchase shares of the Fund. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you may not be able to make additional investments in the Fund unless you meet one of the specified criteria. The Fund may resume unlimited sales of its shares at some future date, but it has no present intention to do so.

Investors who meet the following criteria may be able to invest in the Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts (and, for shareholders of Class D Shares, by opening new Fund accounts) and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) registered investment advisers (“RIAs”) may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) employer-sponsored retirement plans that are offered through existing retirement platforms, as well as employees of JHG and any of its subsidiaries covered under the JHG retirement plan; (v) Janus Capital encourages its employees to own shares of the Janus Henderson funds, and as such, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus Henderson funds and directors of JHG may also open new accounts in the closed Fund; (vi) Janus Capital “fund of funds,” which is a fund that primarily invests in other Janus Henderson mutual funds, may invest in the Fund; (vii) certain non-Janus Capital “fund of funds” that have an agreement with Janus Capital; (viii) sponsors of wrap or model allocation programs, including RIAs, with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of existing shareholders; (ix) current Janus Henderson clients invested in the Janus Henderson Small-Cap Growth strategy who seek to change investment vehicles; and (x) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment, and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offer the Fund as an investment option, and any company that, as a result of such transaction, becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan or wrap program. In the case of fund mergers, existing shareholders of predecessor funds may be treated as existing shareholders of a surviving closed Fund in applying closed fund policies. In addition, new accounts may be permitted in the Fund where Janus Capital committed in writing, prior to the Fund’s closing, to make the Fund available for certain institutional investors. Requests for new accounts into a closed Fund will be reviewed by management and may be permitted on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

Please retain this Supplement with your records.

3

Janus Investment Fund

Janus Henderson Enterprise Fund

Janus Henderson Triton Fund

Janus Henderson Venture Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 24, 2019

to Currently Effective Statement of Additional Information

Sales of the Funds to new investors have generally been discontinued, with certain exceptions that are detailed in the Closed Fund Policies section of the Funds’ prospectuses. The Closed Fund Policies for the Funds will be amended to expand the list of investors eligible to invest in the Funds.

As a result of the above changes, effective on or about June 28, 2019, the statement of additional information (“SAI”) for the Funds is amended as follows:

1.	Under “Closed Fund Policies” in the Shares of the Trust section of the Funds’ SAI, the following information replaces the corresponding information in its entirety:

Janus Henderson Enterprise Fund

The Fund has limited sales of its shares because Janus Capital and the Trustees believe continued sales are not in the best interests of the Fund. Sales to new investors have generally been discontinued; however, investors who meet certain criteria described below may be able to purchase shares of the Fund. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you may not be able to make additional investments in the Fund unless you meet one of the specified criteria. The Fund may resume sales of its shares at some future date, but it has no present intention to do so.

Investors who meet the following criteria may be able to invest in the Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts (and, for shareholders of Class D Shares, by opening new Fund accounts) and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) registered investment advisers (“RIAs”) may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) it is expected that existing or new participants in employer-sponsored retirement plans, including employees of JHG and any of its subsidiaries covered under the JHG retirement plan, that currently offer the Fund as an investment option, may direct contributions to the Fund through their plan, regardless of whether the participant invested in such Fund prior to its closing; (v) Janus Capital encourages its employees to own shares of the Janus Henderson funds, and as such, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus Henderson funds and directors of JHG may also open new accounts in the closed Fund; (vi) Janus Capital “fund of funds,” which is a fund that primarily invests in other Janus Henderson mutual funds, may invest in the Fund; (vii) certain non-Janus Capital “fund of funds” that have an agreement with Janus Capital; (viii) sponsors of certain wrap programs, including RIAs for fee-based business, may continue to invest in the Fund on behalf of existing shareholders and new investors, including those investing through Janus Henderson proprietary model strategies; (ix) current Janus Henderson clients invested in the Janus Henderson Mid-Cap Growth strategy who seek to change investment vehicles; and (x) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment option. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offer the Fund as an investment option, and any company that, as a result of such transaction, becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan. In addition, new accounts were permitted in the Fund for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan offered the Fund prior to its closure, or where the retirement plan was negotiating with Janus Capital (and/or certain recognized intermediary distributors) to add the closed Fund at the time Fund closure was announced. Requests for new accounts into a closed Fund will be reviewed by management and may be permitted on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

Janus Henderson Triton Fund

The Fund has limited sales of its shares at this time because Janus Capital and the Trustees believe continued unlimited sales are not in the best interests of the Fund. Sales to new investors have generally been discontinued; however, investors who meet certain criteria described below may be able to purchase shares of the Fund. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you may not be able to make additional investments in the Fund unless you meet one of the specified criteria. The Fund may resume unlimited sales of its shares at some future date, but it has no present intention to do so.

Investors who meet the following criteria may be able to invest in the Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts (and, for shareholders of Class D Shares, by opening new Fund accounts) and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) registered investment advisers (“RIAs”) may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) employer-sponsored retirement plans that are offered through existing retirement platforms, as well as employees of JHG and any of its subsidiaries covered under the JHG retirement plan; (v) Janus Capital encourages its employees to own shares of the Janus Henderson funds, and as such, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus Henderson funds and directors of JHG may also open new accounts in the closed Fund; (vi) Janus Capital “fund of funds,” which is a fund that primarily invests in other Janus Henderson mutual funds, may invest in the Fund; (vii) certain non-Janus Capital “fund of funds” that have an agreement with Janus Capital; (viii) sponsors of wrap or model allocation programs, including RIAs, with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of existing shareholders and new investors investing through Janus Henderson proprietary model strategies; (ix) current Janus Henderson clients invested in the Janus Henderson Small-Mid Cap Growth strategy who seek to change investment vehicles; and (x) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment, and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offer the Fund as an investment option, and any company that, as a result of such transaction, becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan or wrap program. In the case of fund mergers, existing shareholders of predecessor funds may be treated as existing shareholders of a surviving closed Fund in applying closed fund policies. In addition, new accounts may be permitted in the Fund where Janus Capital committed in writing, prior to the Fund’s closing, to make the Fund available for certain institutional investors. Requests for new accounts into a closed Fund will be reviewed by management and may be permitted on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

Janus Henderson Venture Fund

The Fund has limited sales of its shares at this time because Janus Capital and the Trustees believe continued unlimited sales are not in the best interests of the Fund. Sales to new investors have generally been discontinued; however, investors who meet certain criteria described below may be able to purchase shares of the Fund. You may be required to demonstrate eligibility to purchase shares of the Fund before your investment is accepted. If you are a current Fund shareholder and close an existing Fund account, you may not be able to make additional investments in the Fund unless

2

you meet one of the specified criteria. The Fund may resume unlimited sales of its shares at some future date, but it has no present intention to do so.

Investors who meet the following criteria may be able to invest in the Fund: (i) existing shareholders invested in the Fund are permitted to continue to purchase shares through their existing Fund accounts (and, for shareholders of Class D Shares, by opening new Fund accounts) and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances; (ii) registered investment advisers (“RIAs”) may continue to invest in the Fund through an existing omnibus account at a financial institution and/or intermediary on behalf of clients who are current Fund shareholders; (iii) under certain circumstances, all or a portion of the shares held in a closed Fund account may be reallocated to a different form of ownership; this may include, but is not limited to, mandatory retirement distributions, legal proceedings, estate settlements, and the gifting of Fund shares; (iv) employer-sponsored retirement plans that are offered through existing retirement platforms, as well as employees of JHG and any of its subsidiaries covered under the JHG retirement plan; (v) Janus Capital encourages its employees to own shares of the Janus Henderson funds, and as such, employees of Janus Capital and its affiliates may open new accounts in the closed Fund; Trustees of the Janus Henderson funds and directors of JHG may also open new accounts in the closed Fund; (vi) Janus Capital “fund of funds,” which is a fund that primarily invests in other Janus Henderson mutual funds, may invest in the Fund; (vii) certain non-Janus Capital “fund of funds” that have an agreement with Janus Capital; (viii) sponsors of wrap or model allocation programs, including RIAs, with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of existing shareholders; (ix) current Janus Henderson clients invested in the Janus Henderson Small-Cap Growth strategy who seek to change investment vehicles; and (x) in the case of certain mergers or reorganizations, retirement plans may be able to add the closed Fund as an investment, and sponsors of certain wrap programs with existing accounts in the Fund would be able to continue to invest in the Fund on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offer the Fund as an investment option, and any company that, as a result of such transaction, becomes affiliated with the company currently offering the Fund (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Fund as an investment option under its retirement plan or wrap program. In the case of fund mergers, existing shareholders of predecessor funds may be treated as existing shareholders of a surviving closed Fund in applying closed fund policies. In addition, new accounts may be permitted in the Fund where Janus Capital committed in writing, prior to the Fund’s closing, to make the Fund available for certain institutional investors. Requests for new accounts into a closed Fund will be reviewed by management and may be permitted on an individual basis, taking into consideration whether the addition to the Fund is believed to negatively impact existing Fund shareholders.

Please retain this Supplement with your records.

3